INCOME TAXES - Deferred Tax Assets/Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 41,507	$ 26,868
Loss carryforward	2,963	2,039
Deferred tax liabilities	(13,698)	(1,028)
Share-based compensation plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19,466	11,587
Provision for vacation and bonus
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,370	6,533
Intercompany trade payables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,247	3,553
Property, equipment and intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(5,699)	1,163
Deferred tax liabilities	(12,576)	0
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,799)	(1,752)
Allowance for doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	727	928
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	992	714
Inflation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,080	1,186
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,160	917
Other Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (1,122)	$ (1,028)